Offerings - Offering: 1	May 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value euro 0.001 per share
Amount Registered | shares	8,269,649
Proposed Maximum Offering Price per Unit	11.44
Maximum Aggregate Offering Price	$ 94,604,784.56
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,064.92
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the Registration Statement on Form S-8 shall also cover an indeterminate number of additional ordinary shares of Perrigo Company plc (the "Registrant") that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration that results in an increase in the number of the Registrant's outstanding ordinary shares. (2) Estimated solely for the purpose of calculating the registration fee and computed in accordance with Rule 457(c) and Rule 457(h) under the Securities Act using the average of the high and low sale prices of the ordinary shares on April 29, 2026, as reported on the New York Stock Exchange.